Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities
Note 3: Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2014:
U.S. Government and federal agencies	$10,031,683	$65,328	$(138,738)	$9,958,273
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,196,695	433,757	(210,531)	41,419,921
Municipal bonds	44,378,515	1,457,977	(529,789)	45,306,703

	$95,606,893	$1,957,062	$(879,058)	$96,684,897

December 31, 2013:
U.S. Government and federal agencies	$10,710,675	$114,936	$(405,535)	$10,420,076
Mortgage-backed securities (Government-sponsored enterprises - residential)	49,486,337	219,222	(1,359,904)	48,345,655
Municipal bonds	50,889,046	1,053,134	(1,723,314)	50,218,866

	$111,086,058	$1,387,292	$(3,488,753)	$108,984,597

The amortized cost and fair value of available-for-sale securities at December 31, 2014, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$535,664	$544,411
One to five years	9,184,010	9,490,518
Five to ten years	25,748,781	26,064,641
After ten years	18,941,743	19,165,406
	54,410,198	55,264,976
Mortgage-backed securities	41,196,695	41,419,921

Totals	$95,606,893	$96,684,897

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $21,121,613 at December 31, 2014 and $20,420,437 at December 31, 2013.

The carrying value of securities sold under agreements to repurchase amounted to $9,165,462 and $9,541,242 at December 31, 2014 and 2013, respectively.

Gross gains of $429,105 and $907,908 and gross losses of $(20,352) and $(10,007) resulting from sales of available-for-sale securities were realized for 2014 and 2013, respectively.  The tax provision applicable to these net realized gains amounted to $138,976 and $305,286, respectively.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2014 and 2013, was $40,587,408 and $71,198,051, which is approximately 42% and 65%, respectively, of the Company’s available-for-sale investment portfolio.  The declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary.

The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$2,955,829	$(28,208)	$3,949,940	$(110,530)	$6,905,769	$(138,738)
Mortgage-backed securities (Government-sponsored enterprises - residential)	2,061,203	(13,358)	13,725,099	(197,173)	15,786,302	(210,531)
Municipal bonds	3,953,168	(44,654)	13,942,169	(485,135)	17,895,337	(529,789)

Total temporarily impaired securities	$8,970,200	$(86,220)	$31,617,208	$(792,838)	$40,587,408	$(879,058)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$5,824,808	$(367,005)	$470,324	$(38,530)	$6,295,132	$(405,535)
Mortgage-backed securities (Government-sponsored enterprises - residential)	33,521,545	(1,065,542)	6,087,526	(294,362)	39,609,071	(1,359,904)
Municipal bonds	22,534,325	(1,462,733)	2,759,523	(260,581)	25,293,848	(1,723,314)

Total temporarily impaired securities	$61,880,678	$(2,895,280)	$9,317,373	$(593,473)	$71,198,051	$(3,488,753)

U.S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.

Residential Mortgage-backed Securities

The unrealized losses on the Company’s investment in residential mortgage-backed securities were caused by interest rate increases.  The Company expects to recover the amortized cost basis over the term of the securities.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.

Municipal Bonds

The unrealized losses on the Company’s investments in securities of municipal bonds were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2014.